UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Time charter revenues		$ 104,472	$ 91,010	$ 198,257	$ 180,566
Time charter revenues from related parties	[1]	7,280	14,705	14,560	24,995
Total operating revenues		111,752	105,715	212,817	205,561
Vessel operating expenses	[1]	16,878	17,214	33,066	32,860
Voyage and commission expenses		1,429	2,160	3,248	3,471
Administrative expenses	[1]	1,700	1,496	3,627	3,041
Depreciation and amortization		24,869	22,574	49,908	45,174
Total operating expenses		44,876	43,444	89,849	84,546
Operating income		66,876	62,271	122,968	121,015
Financial income (expenses)
Interest income	[1]	603	296	2,127	561
Interest expense	[1]	(14,577)	(14,080)	(27,169)	(26,814)
Other financial items		(15,571)	(1,468)	(37,383)	(11,838)
Net financial expenses		(29,545)	(15,252)	(62,425)	(38,091)
Income before tax		37,331	47,019	60,543	82,924
Tax		(6,013)	(3,417)	(9,463)	(5,585)
Net income		31,318	43,602	51,080	77,339
Less: Net income attributable to non-controlling interests		(3,336)	(2,574)	(6,347)	(5,053)
Net income attributable to Golar LNG Partners LP Owners		$ 27,982	$ 41,028	$ 44,733	$ 72,286
Earnings per unit
Common unit (basic and diluted) (in dollars per share)	[2]	$ 0.56	$ 0.61	$ 0.87	$ 1.08
Cash distributions declared and paid per unit in the period (in dollars per share)		$ 0.58	$ 0.58	$ 1.16	$ 1.16

[1]	This includes amounts arising from transactions with related parties (see note 11).
[2]	Under the Partnership Agreement, the subordination period expired in May 2016 and as at June 30, 2016, all our subordinated units, which were 100% held by Golar, converted to common units.